Marketable securities - Additional Information (Details)	3 Months Ended
	Sep. 30, 2018 USD ($) Security	Dec. 31, 2017 USD ($)
Schedule Of Available For Sale Securities [Line Items]
Aggregate fair value of securities in unrealized loss position	$ 54,800,000
Aggregate unrealized holding losses	24,000
Other comprehensive income gain related to translation of foreign currency	$ 2,300,000
Number of securities | Security	11
Unrealized loss position for more than one year	$ 0
Marketable securities	54,800,000	$ 0
Foreign Currency Gain (Loss)
Schedule Of Available For Sale Securities [Line Items]
Foreign currency gains on settlement of maturing marketable securities	$ 3,000,000